As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-51844

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 / X /

                           SCUDDER VARIABLE SERIES II
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               (Address of Principal Executive Offices) (Zip Code)

                                Philip J. Collora
                        Zurich Scudder Investments, Inc.
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

                                 (312) 537-7000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

      Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
      Zurich Scudder Investments, Inc.            Dechert
      Two International Place                     Ten Post Office Square - South
      Boston, MA 02110-4103                       Boston, MA  02109-4603

                                   Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                  Shares of Beneficial Interest (no par value)
          of Scudder Total Return Portfolio, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  1  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on February 5, 2001.

                                             PART C. OTHER INFORMATION

Item 15. Indemnification.
-------  ---------------

          Article VIII of the Registrant's Agreement and Declaration of Trust provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with
          Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 16. Exhibits.
-------  --------

          (1) (a)(1) Amended and Restated Agreement and Declaration of Trust, dated April 24, 1998. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on April 28, 1998.)

               (a)(2) Amendment to the Declaration of Trust, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (a)(3) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on September 1, 1999.)

               (a)(4) Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999.)

               (a)(5) Redesignation of Series dated May 1, 2000 (Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed on May 1, 2000.)

               (a)(6) Text of Share Certificate. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

          (2) (b)(1) By-laws. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization. (Incorporated by reference to the Registrant's Rule 497 filing filed on February 5, 2001.)

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant, on behalf of Kemper Money Market Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(2) Investment Management Agreement between the Registrant, on behalf of Kemper High Yield Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(3) Investment Management Agreement between the Registrant, on behalf of Kemper Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(4) Investment Management Agreement between the Registrant, on behalf of Kemper Government Securities Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(5) Investment Management Agreement between the Registrant, on behalf of Kemper International Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(6) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(7) Investment Management Agreement between the Registrant, on behalf of Kemper Investment Grade Bond Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(8) Investment Management Agreement between the Registrant, on behalf of Kemper Value+Growth Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(9) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 20+ Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(10) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 10+ Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(11) Investment Management Agreement between the Registrant, on behalf of Kemper Horizon 5 Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(12) Investment Management Agreement between the Registrant, on behalf of Kemper Contrarian Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(13) Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(14) Investment Management Agreement between the Registrant, on behalf of Kemper Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(15) Investment Management Agreement between the Registrant, on behalf of Kemper Global Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(16) Investment Management Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio (formerly Kemper-Dreman High Return Equity Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(17) Investment Management Agreement between the Registrant, on behalf of KVS Dreman Financial Services Portfolio (formerly Kemper Dreman Financial Services Portfolio), and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(18) Investment Management Agreement between the Registrant, on behalf of Kemper Global Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(19) Investment Management Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(20) Investment Management Agreement between the Registrant, on behalf of Kemper Total Return Portfolio, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(21) Investment Management Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (d)(22) Investment Management Agreement between the Registrant, on behalf of Kemper Technology Portfolio, and Scudder Kemper Investments, Inc., dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (d)(23) Investment Management Agreement between the Registrant, on behalf of KVS Index 500 Portfolio, and Scudder Kemper
               Investments, Inc., dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

               (d)(24) Investment Management Agreement between the Registrant, on behalf of the KVS Focused Large Cap Growth Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (d)(25) Investment Management Agreement between the Registrant, on behalf of the KVS Growth and Income Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (d)(26) Investment Management Agreement between the Registrant, on behalf of the KVS Growth Opportunities Portfolio, and Scudder Kemper Investments, Inc. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (d)(27) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman High Return Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(28) Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of Investors Fund Series, and Dreman Value Management, L.L.C., dated September 7, 1998, for KVS Dreman Financial Services Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(29) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper Global Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(30) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder Investments (U.K.) Limited, dated September 7, 1998, for Kemper International Portfolio. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (d)(31) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Banker Trust Company, dated September 1, 1999, for Kemper Index 500 Portfolio. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

               (d)(32) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Eagle Asset Management, dated October 29, 1999, for KVS Focused Large Cap Growth Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (d)(33) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth and Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (d)(34) Subadvisory Agreement between Scudder Kemper Investments, Inc. and Janus Capital Corporation, dated October 29, 1999, for KVS Growth Opportunities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

          (7) (e)(1) Underwriting Agreement between Investors Fund Series and Kemper Distributors, Inc., dated August 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (e)(2) Underwriting Agreement between Investors Fund Series and Kemper Distributors, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

          (8)  Inapplicable.

          (9) (g)(1) Custody Agreement between the Registrant, on behalf of Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper International Portfolio, Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Investors Fiduciary Trust Company, dated March 1, 1995. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (g)(2) Foreign Custodian Agreement between Chase Manhattan Bank and Kemper Investors Fund, dated January 2, 1990. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (g)(3) Custody Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio and KVS Dreman Financial Services Portfolio, and State Street Bank and Trust Company, dated April 24, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (g)(4) Custody Agreement between the Registrant, on behalf of Kemper International Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown Brothers Harriman & Co., dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (g)(5) Addendum to the Custody Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, and State Street Bank and Trust Company, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

          (10) Inapplicable.

          (11) Opinions and Consents of Dechert. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 14, 2000.)

          (12) Opinions and Consents of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus are filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinions be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust Company, dated March 24, 1987. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed on April 27, 1995.)

               (h)(2) Supplement to Agency Agreement. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (h)(3) Fund Accounting Services Agreements between the Registrant, on behalf of Kemper Money Market Portfolio, Kemper
               Total Return Portfolio, Kemper High Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper International Portfolio, Kemper Small Cap Growth Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on March 26, 1998.)

               (h)(4) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Dreman High Return Equity Portfolio, KVS Dreman Financial Services Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on February 12, 1999.)

               (h)(5) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (h)(6) Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Technology Growth Portfolio, and Scudder Fund Accounting Corporation, dated May 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April 29, 1999.)

               (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Index 500 Portfolio (formerly, Kemper Index 500 Portfolio), and Scudder Fund Accounting Corporation, dated September 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Focused Large Cap Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth and Income Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (h)(10) Fund Accounting Services Agreement between the Registrant, on behalf of KVS Growth Opportunities Portfolio, and Scudder Fund Accounting Corporation, dated October 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on February 25, 2000.)

               (h)(11)  Amended and Restated  Establishment  and  Designation of
               Series, on behalf of Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

               (h)(12) Amended and Restated Establishment and Designation of Series, on behalf of KVS Index 500 Portfolio, dated July 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on August 31, 1999.)

               (h)(13) Amended and Restated Establishment and Designation of Series, on behalf of KVS Growth Opportunities Portfolio, KVS Growth and Income Portfolio and KVS Focused Large Cap Growth Portfolio, dated September 29, 1999. (Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed on October 29, 1999.)

          (14) Consent of Independent Auditors. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 14, 2000.)

          (15) Inapplicable.

          (16) Powers  of   Attorney.   (Incorporated   by   reference   to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 14, 2000.)

          (17) Forms of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 14, 2000.)


Item 17. Undertakings.
-------  ------------

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Variable Series II has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                                     SCUDDER VARIABLE SERIES II



                                                     By:  /s/ Mark S. Casady
                                                     Title:   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Mark S. Casady                                  President and Trustee                       August 31, 2001
---------------------------
Mark S. Casady

/s/ John W. Ballantine     *                               Trustee                              August 31, 2001
---------------------------
John W. Ballantine

/s/ Lewis A. Burnham       *                               Trustee                              August 31, 2001
---------------------------
Lewis A. Burnham

/s/ Linda C. Coughlin      *                               Trustee                              August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Donald L. Dunaway      *                               Trustee                              August 31, 2001
---------------------------
Donald L. Dunaway

/s/ James R. Edgar         *                               Trustee                              August 31, 2001
---------------------------
James R. Edgar

/s/ William F. Glavin      *                               Trustee                              August 31, 2001
---------------------------
William F. Glavin

/s/ Robert B. Hoffman      *                               Trustee                              August 31, 2001
---------------------------
Robert B. Hoffman

/s/ Shirley D. Petterson   *                               Trustee                              August 31, 2001
---------------------------
Shirley D. Petterson

/s/ Fred B. Renwick        *                               Trustee                              August 31, 2001
---------------------------
Fred B. Renwick

/s/ William P. Sommers     *                               Trustee                              August 31, 2001
---------------------------
William P. Sommers

/s/ John G. Weithers       *                               Trustee                              August 31, 2001
---------------------------
John G. Weithers

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble



*By:     /s/ Caroline Pearson                                    August 31, 2001
         --------------------------------------------
         Caroline Pearson, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-51844

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                           SCUDDER VARIABLE SERIES II

                           SCUDDER VARIABLE SERIES II

                                  EXHIBIT INDEX

Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher